Wireless Device Payment Plans - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables transferred to ABS Entities	$ 5.7
Number of customer tenure days	210 days
Receivables derecognized under receivable securitization program	$ 4.3
Total portfolio of device payment plan agreement receivables	16.1
Deferred purchase price receivable collected	1.1
Finance receivables collected and remitted, net of fees	7.1
Cash proceeds received, net of remittances	3.0
Credit losses on receivables sold	0.2
Maximum exposure to loss related to involvement with sellers	1.6
Revolving Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables sold, net	3.3	$ 3.3
Cash proceeds received from new transfers	2.0	2.7
Cash proceeds received from reinvested collections	0.9
Deferred purchase price recorded	0.4	0.6
Non-Revolving Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables sold, net		6.1
Cash proceeds received from new transfers		4.5
Deferred purchase price recorded		1.7
Other Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable	0.4	$ 2.2
Prepaid Expenses and Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable	$ 1.2